Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statements Line Items
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	kls
Entity Registrant Name	KELSO TECHNOLOGIES INC.
Entity Central Index Key	0001161814
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	47,170,086
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false